Shareholders' Equity - Additional information (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 06, 2019	Aug. 31, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 06, 2018	Aug. 16, 2018	Feb. 09, 2018
Share-based Compensation				$ 876,585	$ 2,666,576	$ 3,386,493	$ 0
Stock Issued During Period, Shares, New Issues	15,000
Stock Issued During Period, Value, New Issues			$ 0		5,358,570	5,315,176
Proceeds from Issuance of Common Stock				$ 0	$ 5,358,570	$ 5,315,176	0
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized								1,764,705		1,764,705
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares				26,667		123,333
Allocated Share-based Compensation Expense						$ 2,025,994
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options				$ 62,139		$ 222,279
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition				1 year		1 year 4 months 24 days
Consulting Agreements [Member]
Stock Issued During Period, Shares, Issued for Services						344,250
Allocated Share-based Compensation Expense						$ 1,721,250
Stock option awards
Share-based Compensation							$ 0
Regulation A Offering [Member]
Stock Issued During Period, Shares, New Issues		1,312,520
Shares Issued, Price Per Share		$ 5.00
Stock Issued During Period, Value, New Issues		$ 6,562,600
Proceeds from Issuance of Common Stock		5,315,176
Legal Fees		157,358
Deferred Offering Costs		1,204,030
Underwriter Commissions and Expenses		714,802
Escrow Closing Fees		$ 4,000
Regulation A Offering [Member] | Selling Agent Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 6.00
Class of Warrant or Right, Outstanding									65,626
Class of Warrant or Right Expiration Period						5 years
Class of Warrant or Right Exercise Price Percentage Threshold						20.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									65,626